Business Combination (Details) - USD ($)	Mar. 15, 2024	Feb. 22, 2024	Nov. 17, 2023	May 18, 2023	Nov. 21, 2022	Aug. 16, 2022	May 20, 2022	Sep. 30, 2024	Dec. 31, 2023	Aug. 23, 2023	Aug. 18, 2023	Aug. 17, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, shares outstanding after conversion								16,602,460
Kingswood Acquisition Corp
Class of Stock [Line Items]
Redemption price per share			$ 12.46		$ 10.62		$ 10.25
Payments for redemption of stock			$ 124,176		$ 10,142,765		$ 102,894,278
Excise tax as a fair market value of the shares repurchased at the time of the repurchase				1.00%		1.00%
Excise tax payable			$ 1,242	$ 1,642						$ 0.12
Class A common stock | Kingswood Acquisition Corp
Class of Stock [Line Items]
Common stock, shares outstanding after conversion									3,193,083		3,193,083	3,203,049
Class B common stock | Kingswood Acquisition Corp
Class of Stock [Line Items]
Common stock, shares outstanding after conversion									270,000		270,000	270,000	2,875,000
Subsequent event | Kingswood Acquisition Corp
Class of Stock [Line Items]
Public shares elected to redeem	403,066
Redemption price per share	$ 13.15	$ 12.98
Payments for redemption of stock	$ 5,300,317	$ 13,766
Excise tax as a fair market value of the shares repurchased at the time of the repurchase	1.00%	1.00%
Excise tax payable	$ 53,003	$ 137
Subsequent event | Class A common stock | Kingswood Acquisition Corp
Class of Stock [Line Items]
Common stock, shares outstanding after conversion	2,788,957
Subsequent event | Class B common stock | Kingswood Acquisition Corp
Class of Stock [Line Items]
Common stock, shares outstanding after conversion	270,000